Organization and Principal Activities (Details) - Schedule of payments received	12 Months Ended
Dec. 31, 2022 USD ($)
Organization and Principal Activities (Details) - Schedule of payments received [Line Items]
Payments received	$ 1,616,971
December 2019 [Member]
Organization and Principal Activities (Details) - Schedule of payments received [Line Items]
Payments received	344,739
January 2020 [Member]
Organization and Principal Activities (Details) - Schedule of payments received [Line Items]
Payments received	359,885
April 2020 [Member]
Organization and Principal Activities (Details) - Schedule of payments received [Line Items]
Payments received	508,814
September 2020 [Member]
Organization and Principal Activities (Details) - Schedule of payments received [Line Items]
Payments received	$ 403,533